UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08897
                                   --------------------------------------------

                                 Sparrow Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

11330 Olive Blvd., Ste. 230, St. Louis, MO                      63141
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   8/31
                        --------------------

Date of reporting period:  5/31/05
                         -----------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

SPARROW GROWTH FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)


COMMON STOCKS - 98.60%                                                                            SHARES              VALUE
                                                                                               -------------     ----------------

ACCIDENT & HEALTH INSURANCE - 2.72%
Stancorp Financial Group, Inc.                                                                        2,700       $      202,095
                                                                                                                 ----------------

AIR CONDITIONING & WARM AIR HEATING EQUIPMENT &
   COMMERCIAL & INDUSTRIAL REFRIGERATION EQUIPMENT - 1.54%
Engineered Support Systems, Inc.                                                                      2,925              114,075
                                                                                                                 ----------------

AIRCRAFT ENGINES & ENGINE PARTS - 3.93%
United Technologies Corp.                                                                             2,730              291,291
                                                                                                                 ----------------

AUTOMOBILE MANUFACTURE - 0.97%
Toyota Motor Corp (a)                                                                                 1,000               71,710
                                                                                                                 ----------------

BEVERAGES - 3.19%
PepsiCo, Inc.                                                                                         4,200              236,460
                                                                                                                 ----------------

BOOK: PUBLISHING OR PUBLISHING AND PRINTING - 2.35%
The McGraw-Hill Companies, Inc.                                                                       4,000              174,640
                                                                                                                 ----------------

COMPUTER PERIPHERAL EQUIPMENT, NEC - 1.53%
Metrologic Instruments, Inc. (b)                                                                      8,200              113,652
                                                                                                                 ----------------

CRUDE PETROLEUM & NATURAL GAS - 5.32%
Occidental Petroleum Corp.                                                                            3,700              270,507
XTO Energy, Inc.                                                                                      4,000              124,480
                                                                                                                 ----------------
                                                                                                                         394,987
                                                                                                                 ----------------

ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 3.38%
Medtronic, Inc.                                                                                       4,670              251,013
                                                                                                                 ----------------

FOOD & KINDRED PRODUCTS - 2.71%
Altria Group, Inc.                                                                                    3,000              201,420
                                                                                                                 ----------------

GAS & OTHER SERVICES COMBINED - 3.42%
Sempra Energy Corp.                                                                                   6,400              253,888
                                                                                                                 ----------------

GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 2.96%
Illinois Tool Works, Inc.                                                                             2,600              219,518
                                                                                                                 ----------------

GOLD AND SILVER ORES - 1.67%
Meridian Gold, Inc. (b)                                                                               7,500              123,900
                                                                                                                 ----------------

HAZARDOUS WASTE MANAGEMENT - 1.66%
Stericycle, Inc. (b)                                                                                  2,490              123,554
                                                                                                                 ----------------

MORTGAGE BANKERS & LOAN CORRESPONDENTS - 1.86%
Countrywide Financial Corp                                                                            3,720              138,272
                                                                                                                 ----------------

NATIONAL COMMERCIAL BANKS - 8.91%
Bank of America Corp.                                                                                 4,000              185,280
Commerce Bancorp, Inc.                                                                                7,900              219,225
Marshall & Ilsley Corp.                                                                               5,900              256,709
                                                                                                                 ----------------
                                                                                                                         661,214
                                                                                                                 ----------------

NEWSPAPERS: PUBLISHING OR PUBLISHING & PRINTING - 1.49%
McClatchy Co- Class A                                                                                 1,600              110,400
                                                                                                                 ----------------

See accompanying notes which are an integral part of this financial statement.

                                       1

SPARROW GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
MAY 31, 2005 (UNAUDITED)


COMMON STOCKS - 98.60% - CONTINUED                                                                SHARES              VALUE
                                                                                               -------------     ----------------

OPERATIVE BUILDERS - 2.77%
Ryland Group, Inc.                                                                                    3,000       $      205,500
                                                                                                                 ----------------

PHARMACEUTICAL PREPARATIONS - 3.53%
Novaritis AG (a)                                                                                      1,600               78,128
Pfizer, Inc.                                                                                          6,600              184,140
                                                                                                                 ----------------
                                                                                                                         262,268
                                                                                                                 ----------------

PETROLEUM REFINING - 0.71%
Royal Dutch Petroleum Co. (a)                                                                           900               52,722
                                                                                                                 ----------------

PUBLIC BUILDING AND RELATED FURNITURE - 1.07%
Johnson Controls, Inc.                                                                                1,400               79,324
                                                                                                                 ----------------

RETAIL - BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY - 1.56%
Tractor Supply Co. (b)                                                                                2,600              115,492
                                                                                                                 ----------------

RETAIL - DEPARTMENT STORES - 1.55%
Sears Roebuck & Co.                                                                                     786              115,306
                                                                                                                 ----------------

RETAIL - DRUG STORES & PROPRIETARY STORES - 2.44%
Walgreen Co.                                                                                          4,000              181,360
                                                                                                                 ----------------

RETAIL - MISCELLANEOUS RETAIL - 1.34%
First Cash Financial Services, Inc. (b)                                                               5,695               99,093
                                                                                                                 ----------------

RETAIL - VARIETY STORES - 2.67%
Wal-Mart Stores, Inc.                                                                                 4,200              198,366
                                                                                                                 ----------------

SAVINGS INSTITUTIONS, NOT FEDERALLY CHARTERED - 2.72%
Washington Mutual, Inc.                                                                               4,880              201,544
                                                                                                                 ----------------

SEMICONDUCTORS & RELATED DEVICES - 4.22%
Intel Corp.                                                                                           9,500              255,835
Taiwan Semicunductor Manufacturing Co. Ltd. (a) (b)                                                   6,200               57,102
                                                                                                                 ----------------
                                                                                                                         312,937
                                                                                                                 ----------------

SERVICES - BUSINESS SERVICES - 2.05%
eBay, Inc. (b)                                                                                        4,000              152,040
                                                                                                                 ----------------

SERVICES - COMPUTER PROCESSING & DATA PREPARATION - 1.60%
Affiliated Computer Services, Inc. - Class A (b)                                                      2,300              118,979
                                                                                                                 ----------------

SERVICES - CONSUMER CREDIT REPORTING, COLLECTION AGENCIES - 1.12%
Portfolio Recovery Associates, Inc. (b)                                                               2,100               82,761
                                                                                                                 ----------------

SERVICES - EQUIPMENT RENTAL & LEASING - 1.01%
Aaron Rents, Inc.                                                                                     3,300               74,613
                                                                                                                 ----------------

SHIP & BOAT BUIDING & REPAIRING - 3.06%
General Dynamics Corp.                                                                                2,100              226,758
                                                                                                                 ----------------

SOFTWARE - 2.99%
SAP Aktiengesellschaft                                                                                5,370              221,512
                                                                                                                 ----------------
See accompanying notes which are an integral part of this financial statement.

                                       2

SPARROW GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
MAY 31, 2005 (UNAUDITED)


COMMON STOCKS - 98.60% - CONTINUED                                                                SHARES              VALUE
                                                                                               -------------     ----------------

STATE COMMERCIAL BANKS - 1.43%
UCBH Holdings, Inc.                                                                                   6,200       $      106,020
                                                                                                                 ----------------

SUGAR AND CONFECTIONARY PRODUCTS - 1.64%
Hershey Foods Corp.                                                                                   1,900              121,999
                                                                                                                 ----------------

TELEPHONE CUMMUNICATIONS - 0.74%
China Mobile Hong Kong Ltd. (a)                                                                       3,000               54,780
                                                                                                                 ----------------

TEXTILES & APPAREL - 2.57%
Nike, Inc. - Class B                                                                                  2,320              190,704
                                                                                                                 ----------------

TITLE INSURANCE - 1.61%
The First American Financial Corp.                                                                    3,090              119,583
                                                                                                                 ----------------

WHOLESALE - GROCERIES & RELATED PRODUCTS - 3.23%
Sysco Corp.                                                                                           6,450              239,682
                                                                                                                 ----------------

WHOLESALE - MISC DURABLE GOODS - 1.36%
RC2 Corp. (b)                                                                                         2,800              100,912
                                                                                                                 ----------------

TOTAL COMMON STOCKS (COST $6,109,433)                                                                                  7,316,344
                                                                                                                 ----------------

MONEY MARKET SECURITIES - 1.80%
First American Government Obligations Fund - Class S, 2.27%, (c)                                    133,822              133,822
                                                                                                                 ----------------

TOTAL MONEY MARKET (COST $133,822)                                                                                       133,822
                                                                                                                 ----------------

TOTAL INVESTMENTS (COST $6,243,255) - 100.40%                                                                     $    7,450,166
                                                                                                                 ----------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.40)%                                                                          (29,837)
                                                                                                                 ----------------

TOTAL NET ASSETS - 100.00%                                                                                        $    7,420,329
                                                                                                                 ================

(a)  American Depositary Receipt.
(b)  Non-income producing.
(c)  Variable rate  security;  the coupon rate shown  represents the rate at May
     31, 2005.


TAX RELATED
Unrealized appreciation                                                                                           $    1,327,584
Unrealized depreciation                                                                                                 (120,673)
                                                                                                                 ----------------
Net unrealized appreciation                                                                                       $    1,206,911
                                                                                                                 ================

Aggregate cost of securities for income tax purposes                                                              $    6,243,255
                                                                                                                 ----------------

See accompanying notes which are an integral part of this financial statement.

SPARROW GROWTH FUND
RELATED NOTES TO THE SCHEDULE OF INVESTMENTS
MAY 31, 2005 (UNAUDITED)



Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.


Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of January 18, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant    Sparrow Funds
          -------------------------------------------

By
*       /s/ Gerald Sparrow
 ----------------------------------------------------
         Gerald Sparrow, President

Date      6/30/05
    -------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*       /s/ Gerald Sparrow
 ---------------------------------------------------
          Gerald Sparrow, President

Date    6/30/05
    ------------------------------------------------

By
*       /s/ Gerald Sparrow
 ---------------------------------------------------
          Gerald Sparrow,  Treasurer

Date  6/30/05
    ------------------------------------------------